Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments
Book amount - beginning of the year	€ 9,035	€ 7,044
Additions and subscriptions	275	2,992
Divestments and reimbursements	(4)	(22)
Share of profit of equity-accounted investments	38	161
Share of loss of equity-accounted investments	(1,733)	(184)
Deduction for dividends	(314)	(1,138)
Change in the scope of consolidation	34	1
Currency translation differences	(603)	86
Other changes	21	73
Book amount - end of the year	6,749	9,035
Investments in unconsolidated entities controlled by Eni
Investments
Book amount - beginning of the year	86	95
Additions and subscriptions	2	6
Divestments and reimbursements		(5)
Share of profit of equity-accounted investments	3	6
Share of loss of equity-accounted investments	(2)	(10)
Deduction for dividends	(5)	(4)
Change in the scope of consolidation	3	1
Currency translation differences	(4)	2
Other changes	(3)	(5)
Book amount - end of the year	80	86
Joint ventures
Investments
Book amount - beginning of the year	4,592	5,497
Additions and subscriptions	75	76
Divestments and reimbursements	(3)
Share of profit of equity-accounted investments	21	80
Share of loss of equity-accounted investments	(1,399)	(157)
Deduction for dividends	(296)	(1,073)
Change in the scope of consolidation	30
Currency translation differences	(254)	67
Other changes	66	80
Book amount - end of the year	2,832	4,592
Associates
Investments
Book amount - beginning of the year	4,357	1,452
Additions and subscriptions	198	2,910
Divestments and reimbursements	(1)	(17)
Share of profit of equity-accounted investments	14	75
Share of loss of equity-accounted investments	(332)	(17)
Deduction for dividends	(13)	(61)
Change in the scope of consolidation	1
Currency translation differences	(345)	17
Other changes	(42)	(2)
Book amount - end of the year	€ 3,837	4,357
Changes in accounting policies (IAS 28)
Investments
Book amount - beginning of the year		22
Changes in accounting policies (IAS 28) | Joint ventures
Investments
Book amount - beginning of the year		22
After initial application
Investments
Book amount - beginning of the year		7,066
After initial application | Investments in unconsolidated entities controlled by Eni
Investments
Book amount - beginning of the year		95
After initial application | Joint ventures
Investments
Book amount - beginning of the year		5,519
After initial application | Associates
Investments
Book amount - beginning of the year		€ 1,452